OPTIONS (Tables)	12 Months Ended
Jun. 30, 2020
Options
Outstanding options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (yrs)
Executive Officers	900,000	$0.60	1.30
Directors	3,600,000	$0.28	2.75
Consultants	2,550,000	$0.53	1.86
	7,050,000

Grant date options
Grant Date	Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Fair Value
Jan. 16, 2018(i)	Jan. 15, 2021	1,000,000	1,000,000	$0.40	$377,024
Mar. 9, 2018(ii)	Mar. 8, 2021	750,000	750,000	$1.15	$800,703
Feb. 25, 2020(iii)	Feb. 24, 2023	800,000	800,000	$0.25	$103,838
Apr. 7, 2020(iv)	Apr. 6, 2023	3,000,000	3,000,000	$0.25	$369,426
May 16, 2020(v)	May 5, 2023	1,500,000	1,500,000	$0.45	$396,036

Fair value of options
(i)	The options fully vested on issuance and the fair value of $377,024 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.40
Risk-free interest rate	1.78%
Expected life	3 years
Estimated volatility in the market price of the common shares	218%
Dividend yield	Nil

(ii)	The options fully vested on issuance and the fair value of $800,703 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	213%
Dividend yield	Nil

(iii)	The options fully vested on issuance and the fair value of $103,838 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.19
Risk-free interest rate	1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	124%
Dividend yield	Nil

(iv)	The options fully vested on issuance and the fair value of $369,426 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.19
Risk-free interest rate	0.62%
Expected life	3 years
Estimated volatility in the market price of the common shares	117%
Dividend yield	Nil

(v)	The options fully vested on issuance and the fair value of $396,036 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.405
Risk-free interest rate	0.33%
Expected life	3 years
Estimated volatility in the market price of the common shares	112%
Dividend yield	Nil